Other assets - Summary Of Detailed Information About Other Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)
Non-current
Prepaid expenses	₨ 4,535	₨ 6,323
Costs to obtain contract	4,030	4,212
Costs to fulfil contract	305
Others	3,065	5,337
Non-current non-financial asset	11,935	15,872
Current
Prepaid expenses	9,876	12,148
Due from officers and employees	310	871
Advance to suppliers	3,121	3,247
Balance with GST and other authorities	7,805	5,543
Cost to obtain contract	1,258	1,170
Others	135	107
Current non-financial asset	22,505	23,086	$ 299
Total	₨ 34,440	₨ 38,958